Segment Reporting (Details) - Schedule of segment reporting information, by segment - Operating Segments [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Net Sales:
Total Net Sales	$ 15,374	$ 12,117
Segment Profit (Loss):
Gross profit	(14,284)	(16,935)
Reconciliation:
Total Segment Loss	(14,284)	(16,935)
Unallocated corporate expenses	(11,196)	(6,405)
Non-cash share based compensation	(11,451)	(1,652)
Depreciation and amortization	(1,768)	(1,854)
Goodwill impairment	(18,508)	(1,682)
Loss from operations	(57,207)	(28,528)
(Gain) loss on debt extinguishment, net	(3,262)	2,360
Gain on remeasurement of warrant liability	(16,856)	(10,780)
Loss on fair value of derivative instrument		657
Loss on investments		464
Foreign exchange loss	1,276	491
Interest expense	6,818	4,455
Other income, net	(502)	(284)
Loss from operations before income taxes and equity investment loss	(44,681)	(25,891)
Long-lived assets
Long-lived assets	30,932	25,680
Cannabinoid [Member]
Segment Net Sales:
Total Net Sales	3,242	2,511
Segment Profit (Loss):
Gross profit	(16,915)	(18,798)
Long-lived assets
Long-lived assets	30,709	25,485
Non-Cannabinoid [Member]
Segment Net Sales:
Total Net Sales	12,132	9,606
Segment Profit (Loss):
Gross profit	2,631	1,863
Long-lived assets
Long-lived assets	216	176
Other [Member]
Long-lived assets
Long-lived assets	$ 7	$ 19